Note 6 - Other Receivables (Tables)	12 Months Ended
Jan. 31, 2019
Notes Tables
Other Receivables [Table Text Block]	<table cellpadding="0" cellspacing="0" style="border-collapse: collapse; min-; min-width: 700px;"> <tr style="vertical-align: bottom"> <td style="white-space: nowrap; font-size: 10pt"> </td> <td style="font-size: 10pt; font-weight: bold"> </td> <td colspan="2" style="white-space: nowrap; font-size: 10pt; font-weight: bold; text-align: right; border-bottom: Black 1pt solid">January 31,<br /> 2019</td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold"> </td> <td style="font-size: 10pt; border-bottom: Black 1pt solid"> </td> <td colspan="2" style="white-space: nowrap; font-size: 10pt; text-align: right; border-bottom: Black 1pt solid">January 31,<br /> 2018</td> <td style="border-bottom: Black 1pt solid; font-size: 10pt"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="width: 70%; font-size: 10pt; text-align: left">Net working capital adjustments receivable from acquisitions</td> <td style="width: 1%; font-size: 10pt; font-weight: bold"> </td> <td style="width: 1%; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="width: 12%; font-size: 10pt; font-weight: bold; text-align: right"> 55 </td> <td style="white-space: nowrap; width: 1%; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="width: 1%; font-size: 10pt"> </td> <td style="width: 1%; font-size: 10pt; text-align: left"> </td> <td style="width: 12%; font-size: 10pt; text-align: right"> 118 </td> <td style="white-space: nowrap; width: 1%; font-size: 10pt; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="font-size: 10pt; text-align: left">Other receivables</td> <td style="font-size: 10pt; font-weight: bold"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold; text-align: right"> 4,276 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="font-size: 10pt; border-bottom: Black 1pt solid"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; text-align: right"> 3,053 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; font-size: 10pt; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt; font-weight: bold"> </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; font-weight: bold; text-align: right"> 4,331 </td> <td style="white-space: nowrap; border-bottom: Black 1.5pt solid; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="font-size: 10pt; border-bottom: Black 1.5pt solid"> </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; text-align: left"> </td> <td style="border-bottom: Black 1.5pt solid; font-size: 10pt; text-align: right"> 3,171 </td> <td style="white-space: nowrap; border-bottom: Black 1.5pt solid; font-size: 10pt; text-align: left"> </td> </tr> </table>